Business Combinations - Summary of Major Class of Consideration Transferred At Fair Value As of Acquisition Date (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) yr
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | yr	13,149
Dividends paid to previous shareholders	€ 1,961
Liabilities assumed	2,881
Deferred consideration	13,200
Cash paid	21,365
Purchase consideration transferred	€ 52,557
Raging River Trading Proprietary Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value | yr	13,149
Dividends paid to previous shareholders	€ 1,961
Cash paid	2,103
Purchase consideration transferred	17,213
Webhost Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	2,900
Purchase consideration transferred	2,900
Partner Media Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	700
Purchase consideration transferred	700
Buffalo Partners Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	2,515
Purchase consideration transferred	2,515
Digiproc Consolidated Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	9,200
Purchase consideration transferred	9,200
Raichu Investments Proprietary Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Liabilities assumed	2,881
Cash paid	1,497
Purchase consideration transferred	4,378
Smart Business Solutions S.A. [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	8
Purchase consideration transferred	8
TheSpike.GG [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	242
Purchase consideration transferred	242
Red Interactive Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	2,200
Purchase consideration transferred	2,200
Haber Investments Limited [Member]
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Deferred consideration	13,200
Cash paid	0
Purchase consideration transferred	€ 13,200